OTHER ASSETS (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Software and development costs		$ 128,005	$ 1,566,177
Operating Lease right of use assets	89,210	171,141
Other	152,390	83,920
Other assets	$ 241,600	$ 383,066	$ 1,566,177